Interest in associates and joint ventures - Associates Commentary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Disclosure of associates [line items]
Carrying amount of interests in associates	$ 22,577,000,000		$ 19,874,000,000
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount of interests in associates	$ 18,057,000,000	$ 18,057,000,000	$ 15,765,000,000	$ 15,765,000,000
Investment's fair value below carrying amount, period	68 months
Impairment loss	$ 0